Parent-Only Financial Statements	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Parent-Only Financial Statements

Note 26: Parent-Only Financial Statements
The following tables present Parent-only condensed financial statements.

Table 26.1: Parent-Only Statement of Income

	Year ended December 31,
(in millions)	2017	2016	2015
Income
Dividends from subsidiaries (1)	$20,746	12,776	14,346
Interest income from subsidiaries	1,984	1,615	907
Other interest income	146	155	199
Other income	1,238	177	576
Total income	24,114	14,723	16,028
Expense
Interest expense:
Indebtedness to nonbank subsidiaries	189	387	325
Short-term borrowings	—	—	1
Long-term debt	3,595	2,619	1,784
Other	5	19	4
Noninterest expense	1,888	1,300	932
Total expense	5,677	4,325	3,046
Income before income tax benefit and
equity in undistributed income of subsidiaries	18,437	10,398	12,982
Income tax benefit	(319)	(1,152)	(870)
Equity in undistributed income of subsidiaries	3,427	10,388	9,042
Net income	$22,183	21,938	22,894

(1)	Includes dividends paid from indirect bank subsidiaries of $17.9 billion, $12.5 billion and $13.8 billion in 2017, 2016 and 2015, respectively.
Table 26.2: Parent-Only Statement of Comprehensive Income

	Year ended December 31,
(in millions)	2017	2016	2015
Net income	$22,183	21,938	22,894
Other comprehensive income (loss), net of tax:
Investment securities	94	(76)	52
Derivatives and hedging activities	(158)	—	—
Defined benefit plans adjustment	118	(20)	(254)
Equity in other comprehensive income (loss) of subsidiaries	771	(3,338)	(3,019)
Other comprehensive income (loss), net of tax:	825	(3,434)	(3,221)
Total comprehensive income	$23,008	18,504	19,673

Table 26.3: Parent-Only Balance Sheet

	Dec 31,	Dec 31,
(in millions)	2017	2016
Assets
Cash, cash equivalents, and restricted cash due from (1):
Subsidiary banks	$23,180	36,657
Nonaffiliates	1	3
Investment securities issued by:
Subsidiary banks	—	15,009
Nonaffiliates	18	9,271
Loans to subsidiaries:
Bank	—	54,937
Nonbank	138,681	41,343
Investments in subsidiaries (2)	206,367	201,550
Other assets	7,156	6,750
Total assets	$375,403	365,520
Liabilities and equity
Accrued expenses and other liabilities	7,902	7,064
Long-term debt	146,130	133,920
Indebtedness to nonbank subsidiaries	14,435	24,955
Total liabilities	168,467	165,939
Stockholders’ equity	206,936	199,581
Total liabilities and equity	$375,403	365,520

(1)
Financial information has been revised to reflect the impact of the adoption in first quarter 2018 of ASU 2016-18 - Statement of Cash Flows (Topic 230): Restricted Cash in which we changed the presentation of our cash and cash equivalents to include both cash and due from banks as well as interest-earning deposits with banks, which are inclusive of any restricted cash. See Note 1 (Summary of Significant Accounting Policies) for more information.

(2)	The years ended December 31, 2017, and December 31, 2016, include indirect ownership of bank subsidiaries with equity of $170.5 billion and $159.5 billion, respectively.
Table 26.4: Parent-Only Statement of Cash Flows

	Year ended December 31,
(in millions)	2017	2016	2015
Cash flows from operating activities:
Net cash provided by operating activities (1)	$22,359	10,652	13,469
Cash flows from investing activities:
Available-for-sale securities:
Sales proceeds:
Subsidiary banks	8,658	—	—
Nonaffiliates	9,226	5,472	5,345
Prepayments and maturities:
Subsidiary banks	10,250	15,000	7,750
Purchases:
Subsidiary banks	(3,900)	(15,000)	(12,750)
Nonaffiliates	—	(6,544)	(2,709)
Loans:
Net repayments from (advances to) subsidiaries	(35,876)	3,174	460
Capital notes and term loans made to subsidiaries	(73,729)	(32,641)	(29,860)
Principal collected on notes/loans made to subsidiaries	69,286	15,164	301
Net increase in investment in subsidiaries	(2,029)	(606)	(1,283)
Other, net	113	18	714
Net cash used by investing activities	(18,001)	(15,963)	(32,032)
Cash flows from financing activities:
Net increase in short-term borrowings and indebtedness to subsidiaries	(8,685)	789	2,084
Long-term debt:
Proceeds from issuance	22,217	34,362	31,487
Repayment	(13,709)	(15,096)	(9,194)
Preferred stock:
Proceeds from issuance	677	2,101	2,972
Cash dividends paid	(1,629)	(1,566)	(1,426)
Common stock:
Proceeds from issuance	1,211	1,415	1,726
Stock tendered for payment of withholding taxes (1)	(393)	(494)	(679)
Repurchased	(9,908)	(8,116)	(8,697)
Cash dividends paid	(7,480)	(7,472)	(7,400)
Other, net	(138)	(118)	10
Net cash provided (used) by financing activities	(17,837)	5,805	10,883
Net change in cash, cash equivalents, and restricted cash (2)	(13,479)	494	(7,680)
Cash, cash equivalents, and restricted cash at beginning of year (2)	36,660	36,166	43,846
Cash, cash equivalents, and restricted cash at end of year (2)	$23,181	36,660	36,166

(1)	Prior periods have been revised to conform to the current period presentation.

(2)
Financial information has been revised to reflect the impact of the adoption in first quarter 2018 of ASU 2016-18 - Statement of Cash Flows (Topic 230): Restricted Cash in which we changed the presentation of our cash and cash equivalents to include both cash and due from banks as well as interest-earning deposits with banks, which are inclusive of any restricted cash. See Note 1 (Summary of Significant Accounting Policies) for more information.